Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Inventory
Schedule of Inventory
	December 31
	2021	2020
	NIS in thousands
Finished goods	39,256	7,640
Goods in process and dried inflorescence	23,057	11,409
Total inventory	62,313	19,049